Taxation (Tables)	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

(In US$ millions)	Three months ended March 31,
	2014	2013

Current tax expense:
United Kingdom	$—	$—
Foreign	4.0	8.3
Total current tax expense	$4.0	$8.3

Deferred tax expense:
United Kingdom	—	0.1
Foreign	—	—
Total income tax expense	$4.0	$8.4

Effective income tax rate reconciliation
Our effective income tax rate for the three month periods ended March 31, 2014 and 2013 are as follows:

Effective tax rate

	Three months ended March 31,
	2014	2013

United Kingdom statutory income tax rate	21.5%	23.2%
Effect of other tax jurisdictions	(13.1)%	(16.8)%
Effective income tax rate	8.4%	6.4%

Net deferred tax assets and liabilities

The net deferred tax assets consist of the following:

(In US$ millions)	March 31, 2014	December 31, 2013

Net operating loss carryfoward	$9.5	$9.5
Deferred mobilization revenue	0.3	0.3
Total deferred tax assets	$9.8	$9.8